Notes Payable (Details) - USD ($)														3 Months Ended		12 Months Ended
	Feb. 20, 2026	Dec. 19, 2025	Oct. 31, 2025	Jul. 21, 2025	May 19, 2025	May 06, 2025	Apr. 24, 2025	Nov. 29, 2022	Aug. 04, 2022	Jun. 09, 2022	May 26, 2022	May 23, 2022	May 10, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable (Details) [Line Items]
Derivative liability, current														$ 403,548		$ 399,160	$ 4,685,675
Original principal amount				$ 105,000	$ 76,500	$ 26,250
Proceeds from notes payable														$ 125,000	$ 0	$ 500,000	0
Debt						10.00%
Derivative liability																	100,551
						$ 25,000
Debt instrument, term						10 days
Debt instrument, interest rate, effective percentage						120.00%
Debt instrument, basis spread on variable rate				5.00%	15.00%	15.00%
Beneficial ownership percentage of outstanding shares				4.99%	4.99%	4.99%
Gross proceeds				$ 100,000	$ 75,000
Range of exercise prices (in Dollars per share)														$ 35.65		$ 35.65
Number of warrants outstanding														$ 37,556		$ 37,556
Gain (Loss) on extinguishment of debt							$ 303,638									0	515,964
Gain (loss) on extinguishment of debt														(101,733)	(250,977)	(646,653)	0
Kishon Note [Member]
Notes Payable (Details) [Line Items]
Stock issued during period, value, other													$ 159,259
Stock issued during period, shares, other (in Shares)													12,741
Class of warrant or rights, granted (in Shares)													5,556
Derivative liability, current													$ 27,793
Original principal amount													277,777
Proceeds from notes payable													250,000
Debt instrument, unamortized discount													$ 138,492
Debt instrument, maturity date													Nov. 10, 2022
Debt													12.00%
Debt instrument, fee amount																		$ 15,000
Debt instrument, debt default, amount														431,666		431,666
Interest payable														263,683		244,524
Debt Instrument, Periodic Payment, Principal																431,666	431,666
Debt Instrument, Periodic Payment, Interest																244,524	166,823
Finnegan Note 3 [Member]
Notes Payable (Details) [Line Items]
Stock issued during period, value, other									$ 1,100
Stock issued during period, shares, other (in Shares)									242
Original principal amount									$ 29,412
Proceeds from notes payable									$ 25,000
Debt instrument, maturity date									Feb. 03, 2023
Debt									10.00%
Debt instrument, basis spread on variable rate				15.00%	15.00%
Number of warrants outstanding									$ 850
Finnegan Note 3 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of warrant or rights, granted (in Shares)									242
Range of exercise prices (in Dollars per share)									$ 25
Capital Master Fund LP [Member]
Notes Payable (Details) [Line Items]
Original principal amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Proceeds from notes payable	$ 125,000	$ 150,000	$ 250,000
Debt	10.00%	10.00%	10.00%
Debt instrument, term	18 months	18 months	18 months
Debt instrument, basis spread on variable rate			10.00%
Obligated to repay a total	$ 137,500	$ 165,000	$ 275,000
Debt instrument, convertible, conversion price (in Dollars per share)	$ 0.15	$ 0.15	$ 0.15
Common stock, percentage	4.99%	4.99%	4.99%
Percentage of outstanding principal		110.00%	110.00%
WVP Emerging Manager Onshore Fund LLC [Member]
Notes Payable (Details) [Line Items]
Original principal amount		$ 1,000,000
Proceeds from notes payable		$ 100,000
Debt		10.00%
Debt instrument, term		18 months
Obligated to repay a total		$ 110,000
Debt instrument, convertible, conversion price (in Dollars per share)		$ 0.15
Common stock, percentage		4.99%
Percentage of outstanding principal		110.00%
Finnegan Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock issued during period, value, other												$ 3,240
Stock issued during period, shares, other (in Shares)												1,930
Original principal amount												$ 47,059
Proceeds from notes payable												$ 40,000
Debt instrument, maturity date												Nov. 20, 2022
Debt												10.00%
Number of warrants outstanding												$ 2,000
Finnegan Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of warrant or rights, granted (in Shares)												386
Range of exercise prices (in Dollars per share)												$ 25
Finnegan Note 2 [Member]
Notes Payable (Details) [Line Items]
Stock issued during period, value, other											$ 2,025
Stock issued during period, shares, other (in Shares)											242
Original principal amount											$ 29,412
Proceeds from notes payable											$ 25,000
Debt instrument, maturity date											Nov. 30, 2022
Debt											10.00%
Debt instrument, debt default, amount																	105,883
Interest payable																	44,957
Number of warrants outstanding											$ 1,250
Finnegan Note 2 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of warrant or rights, granted (in Shares)											242
Share price (in Dollars per share)											$ 25
Schrier Note [Member]
Notes Payable (Details) [Line Items]
Class of warrant or rights, granted (in Shares)							75,000
Lindstrom Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock issued during period, value, other											$ 2,835
Stock issued during period, shares, other (in Shares)											338
Class of warrant or rights, granted (in Shares)											338
Original principal amount											$ 41,176
Proceeds from notes payable											$ 35,000
Debt instrument, maturity date											Nov. 30, 2022
Debt											10.00%
Number of warrants outstanding											$ 1,750
Lindstrom Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Range of exercise prices (in Dollars per share)											$ 25
Lindstrom Note 2 Member
Notes Payable (Details) [Line Items]
Debt instrument, maturity date								May 28, 2023		Apr. 24, 2025
Debt								10.00%
Debt instrument, debt default, amount																64,044
Interest payable																22,548
Lindstrom Note 2 Member | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of warrant or rights, granted (in Shares)										750
Measurement Input, Default Rate [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt													18.00%
Measurement Input, Default Rate [Member] | Finnegan Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt												18.00%
Measurement Input, Default Rate [Member] | Finnegan Note 2 [Member]
Notes Payable (Details) [Line Items]
Debt											18.00%
Measurement Input, Default Rate [Member] | Dragon Note [Member]
Notes Payable (Details) [Line Items]
Debt									18.00%
Measurement Input, Default Rate [Member] | Lindstrom Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt											18.00%
Original Issue Discount [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, unamortized discount													$ 27,777
Default Penalty [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, fee amount																		$ 138,889
Related Party [Member]
Notes Payable (Details) [Line Items]
Interest payable																0	22,547
Interest expense, debt																2,297	33,980
Related Party [Member] | Finnegan Note 3 [Member]
Notes Payable (Details) [Line Items]
Interest payable														263,683	244,524	244,524	374,376
Interest expense, debt														$ 19,159	$ 22,952	78,622	$ 195,838
Obligation Exchange Agreement [Member]
Notes Payable (Details) [Line Items]
Gain (Loss) on extinguishment of debt																$ 562,793
Obligation Exchange Agreement [Member] | Lindstrom Note 2 Member
Notes Payable (Details) [Line Items]
Stock issued during period, shares, restricted stock award, gross (in Shares)							75,000
Gain (loss) on extinguishment of debt							$ (249,765)
Minimum [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt													10.00%
Maximum [Member] | Lindstrom Note 2 Member
Notes Payable (Details) [Line Items]
Debt								18.00%